Schedule of Investments (unaudited)	iShares® BBB Rated Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)(a)	$35	$36,218
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	50	43,513
		79,731
Aerospace & Defense — 3.0%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	250	229,370
4.88%, 05/01/25 (Call 04/01/25)	200	201,930
5.15%, 05/01/30 (Call 02/01/30)	100	99,234
5.71%, 05/01/40 (Call 11/01/39)	110	108,009
5.81%, 05/01/50 (Call 11/01/49)	125	123,243
5.93%, 05/01/60 (Call 11/01/59)	125	121,948
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	100	100,696
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	150	145,704
4.03%, 10/15/47 (Call 04/15/47)(a)	75	70,070
5.25%, 05/01/50 (Call 11/01/49)	25	27,421
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	50	37,778
4.13%, 11/16/28 (Call 08/16/28)	200	203,238
4.50%, 06/01/42	100	100,071
4.63%, 11/16/48 (Call 05/16/48)	150	153,150
		1,721,862
Agriculture — 1.8%
Altria Group Inc.
4.80%, 02/14/29 (Call 11/14/28)	50	50,144
5.80%, 02/14/39 (Call 08/14/38)	100	98,634
5.95%, 02/14/49 (Call 08/14/48)	175	168,267
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	50	41,305
3.22%, 08/15/24 (Call 06/15/24)	100	99,353
3.56%, 08/15/27 (Call 05/15/27)	150	141,562
4.39%, 08/15/37 (Call 02/15/37)	100	85,669
4.54%, 08/15/47 (Call 02/15/47)	175	137,597
4.74%, 03/16/32 (Call 12/16/31)	75	70,267
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	50	43,295
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	100	101,403
		1,037,496
Apparel — 0.2%
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	100	97,013

Auto Manufacturers — 1.8%
General Motors Co.
6.25%, 10/02/43	135	137,760
6.60%, 04/01/36 (Call 10/01/35)	50	54,181
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	350	314,727
1.70%, 08/18/23	400	392,660
2.35%, 01/08/31 (Call 10/08/30)	175	141,864
		1,041,192
Auto Parts & Equipment — 0.2%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	35	23,825
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	30	26,614
4.15%, 05/01/52 (Call 11/01/51)	25	20,271
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	50	46,529

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)(a)	$25	$23,044
		140,283
Banks — 9.4%
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	200	168,161
3.65%, 03/16/25	300	298,767
4.34%, 01/10/28 (Call 01/10/27)	300	296,513
Citigroup Inc.
3.50%, 05/15/23	300	302,200
4.45%, 09/29/27	150	150,434
4.60%, 03/09/26	100	101,669
4.75%, 05/18/46	75	71,922
6.63%, 06/15/32	50	56,665
6.68%, 09/13/43	50	60,183
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	250	251,718
Credit Suisse Group AG, 4.55%, 04/17/26	250	250,356
Deutsche Bank AG/New York NY, 2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	400	365,238
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	200	202,895
8.25%, 03/01/38	40	53,535
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	100	101,382
5.15%, 05/22/45	25	25,652
6.75%, 10/01/37	200	235,288
HSBC Holdings PLC
4.25%, 08/18/25	300	301,448
6.50%, 05/02/36	200	223,371
6.50%, 09/15/37	100	111,722
Lloyds Banking Group PLC, 4.65%, 03/24/26	200	200,848
Morgan Stanley, 5.00%, 11/24/25	200	207,050
NatWest Group PLC
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	200	200,536
4.40%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	200	195,647
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	250	245,823
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(b)	300	283,323
Wells Fargo & Co.
4.30%, 07/22/27	100	100,771
4.75%, 12/07/46	25	24,473
4.90%, 11/17/45	275	271,970
Westpac Banking Corp.
2.96%, 11/16/40	60	45,141
3.13%, 11/18/41	25	19,074
		5,423,775
Beverages — 2.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	100	100,410
4.70%, 02/01/36 (Call 08/01/35)	200	202,538
4.90%, 02/01/46 (Call 08/01/45)	275	274,299
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	125	120,284
4.60%, 04/15/48 (Call 10/15/47)	100	95,692
4.60%, 06/01/60 (Call 12/01/59)	150	140,032
5.45%, 01/23/39 (Call 07/23/38)	50	53,431
5.55%, 01/23/49 (Call 07/23/48)	150	164,655

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	$75	$62,820
3.75%, 05/01/50 (Call 11/01/49)	60	49,421
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 07/15/22)	200	191,886
2.25%, 03/15/31 (Call 12/15/30)	50	42,296
3.35%, 03/15/51 (Call 09/15/50)	60	46,503
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)(a)	60	52,279
		1,596,546
Biotechnology — 3.0%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	100	94,224
2.30%, 02/25/31 (Call 11/25/30)	100	87,859
2.77%, 09/01/53 (Call 03/01/53)	50	35,463
2.80%, 08/15/41 (Call 02/15/41)	75	58,494
3.63%, 05/22/24 (Call 02/22/24)	200	202,365
4.40%, 05/01/45 (Call 11/01/44)	60	56,598
4.66%, 06/15/51 (Call 12/15/50)	200	197,270
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	75	79,157
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	60	43,395
3.25%, 02/15/51 (Call 08/15/50)(c)	25	18,321
4.05%, 09/15/25 (Call 06/15/25)	150	150,252
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 06/27/22)	150	145,973
1.65%, 10/01/30 (Call 07/01/30)	200	168,777
4.75%, 03/01/46 (Call 09/01/45)(a)	100	99,917
4.80%, 04/01/44 (Call 10/01/43)	110	111,139
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	25	20,712
2.80%, 09/15/50 (Call 03/15/50)	30	21,295
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	100	91,782
3.30%, 09/02/40 (Call 03/02/40)	50	39,156
3.35%, 09/02/51 (Call 03/02/51)	35	24,777
		1,746,926
Building Materials — 0.4%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	28	26,931
3.58%, 04/05/50 (Call 10/05/49)	75	60,043
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	50	41,077
Martin Marietta Materials Inc., 3.20%, 07/15/51 (Call 01/15/51)	50	37,205
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	50	47,093
4.50%, 06/15/47 (Call 12/15/46)	25	23,455
		235,804
Chemicals — 1.9%
CF Industries Inc., 5.38%, 03/15/44	50	50,412
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	75	64,417
3.60%, 11/15/50 (Call 05/15/50)(a)	135	112,021
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	150	155,747
5.42%, 11/15/48 (Call 05/15/48)	60	63,815
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	50	50,146
4.65%, 10/15/44 (Call 04/15/44)	30	28,273

Security	Par (000)	Value

Chemicals (continued)
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	$25	$23,342
4.50%, 10/01/49 (Call 04/01/49)	15	13,758
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	35	34,475
LYB International Finance III LLC
3.80%, 10/01/60 (Call 04/01/60)	25	19,130
4.20%, 05/01/50 (Call 11/01/49)	135	119,254
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	100	100,109
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	50	45,935
3.95%, 05/13/50 (Call 11/13/49)	25	22,674
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	100	98,080
4.50%, 06/01/47 (Call 12/01/46)	60	57,432
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	40	39,650
		1,098,670
Commercial Services — 0.7%
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	50	44,556
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	50	41,643
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	200	180,880
4.15%, 08/15/49 (Call 02/15/49)	25	20,819
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	50	42,096
2.55%, 08/18/60 (Call 02/18/60)	50	31,344
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	35	25,955
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)	25	20,262
		407,555
Computers — 1.5%
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(a)(c)	75	54,493
5.45%, 06/15/23 (Call 04/15/23)	194	197,810
6.02%, 06/15/26 (Call 03/15/26)	100	105,727
8.35%, 07/15/46 (Call 01/15/46)	10	13,233
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	160	155,501
6.35%, 10/15/45 (Call 04/15/45)	40	42,852
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	100	95,514
2.65%, 06/17/31 (Call 03/17/31)	50	41,757
6.00%, 09/15/41	25	26,213
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(a)(c)	50	41,619
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	50	48,576
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	50	49,962
		873,257
Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	300	268,617
3.15%, 02/15/24 (Call 01/15/24)	150	146,449
3.40%, 10/29/33 (Call 07/29/33)	150	124,631
4.63%, 10/15/27 (Call 08/15/27)	150	145,840
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	100	94,795
2.10%, 09/01/28 (Call 07/01/28)	150	127,678
2.88%, 01/15/26 (Call 12/15/25)(a)	100	94,267
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	100	85,702
8.00%, 11/01/31	50	58,985

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp., 2.60%, 05/11/23 (Call 04/11/23)	$400	$399,207
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(a)	50	36,540
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	200	198,446
Jefferies Group LLC, 6.25%, 01/15/36	50	52,614
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	50	40,293
3.25%, 04/28/50 (Call 10/28/49)	25	18,824
Nomura Holdings Inc., 1.85%, 07/16/25	200	186,979
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	250	250,022
		2,329,889
Electric — 4.4%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	100	84,810
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	50	41,583
Constellation Energy Generation LLC, 6.25%, 10/01/39	25	26,349
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	50	41,317
Series C, 3.38%, 04/01/30 (Call 01/01/30)	100	93,986
DTE Energy Co., Series C, 2.53%, 10/01/24	100	97,626
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	100	87,102
3.50%, 06/15/51 (Call 12/15/50)	50	39,386
3.75%, 04/15/24 (Call 01/15/24)	200	201,885
3.75%, 09/01/46 (Call 03/01/46)	75	62,668
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	40	37,293
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	100	84,684
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)	50	49,151
4.70%, 04/15/50 (Call 10/15/49)	75	73,715
Georgia Power Co.
5.13%, 05/15/52	25	25,956
Series A, 3.25%, 03/15/51 (Call 09/15/50)	75	58,477
NextEra Energy Capital Holdings Inc., 2.25%, 06/01/30 (Call 03/01/30)(a)	200	173,624
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 06/27/22)	200	196,949
3.25%, 06/01/31 (Call 03/01/31)	100	83,948
3.50%, 08/01/50 (Call 02/01/50)(a)	50	35,571
4.00%, 12/01/46 (Call 06/01/46)	50	36,626
4.55%, 07/01/30 (Call 01/01/30)	125	116,621
4.95%, 07/01/50 (Call 01/01/50)	125	103,890
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	50	42,857
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	50	48,580
4.00%, 02/01/48 (Call 08/01/47)	60	52,779
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	200	200,375
3.25%, 07/01/26 (Call 04/01/26)	120	117,518
4.40%, 07/01/46 (Call 01/01/46)	70	64,804
WEC Energy Group Inc., 2.20%, 12/15/28 (Call 10/15/28)	50	44,643
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	100	89,580
		2,514,353
Electronics — 0.5%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	50	42,109
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	50	41,805
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	45	38,507
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)(a)	60	59,878
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)(a)	50	49,015

Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	$50	$45,474
		276,788
Entertainment — 1.3%
Magallanes Inc.
3.43%, 03/15/24(c)	250	249,017
4.28%, 03/15/32 (Call 12/15/31)(c)	250	233,525
5.14%, 03/15/52 (Call 09/15/51)(c)	275	246,626
		729,168
Environmental Control — 0.7%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	200	195,763
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	50	42,112
2.95%, 01/15/52 (Call 07/15/51)	35	26,155
3.20%, 06/01/32 (Call 03/01/32)	50	46,076
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	50	40,977
4.15%, 07/15/49 (Call 01/15/49)	35	33,690
		384,773
Food — 3.0%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	50	49,929
4.80%, 03/15/48 (Call 09/15/47)	25	24,569
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	100	85,965
5.40%, 11/01/48 (Call 05/01/48)	35	35,179
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	25	19,123
4.00%, 04/17/25 (Call 02/17/25)	50	50,917
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	25	20,716
3.50%, 03/15/25	150	149,557
4.38%, 03/15/45	25	22,918
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	100	97,527
4.50%, 04/01/46	25	24,032
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	250	220,964
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	50	43,445
3.95%, 01/15/50 (Call 07/15/49)	25	21,878
4.45%, 02/01/47 (Call 08/01/46)	50	46,766
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	150	135,097
1.85%, 02/15/31 (Call 11/15/30)	25	20,516
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	200	190,095
2.63%, 09/04/50 (Call 03/04/50)	40	28,486
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	35	26,379
3.30%, 07/15/26 (Call 04/15/26)	175	172,613
5.95%, 04/01/30 (Call 01/01/30)	50	54,831
6.60%, 04/01/50 (Call 10/01/49)	30	36,458
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	100	101,650
5.10%, 09/28/48 (Call 03/28/48)	60	62,607
		1,742,217
Forest Products & Paper — 0.1%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)	75	70,537

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.3%
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	$25	$21,082
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	75	70,368
4.38%, 05/15/47 (Call 11/15/46)	75	67,571
		159,021
Health Care - Products — 1.2%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)(c)	150	137,316
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	35	33,373
2.65%, 06/01/30 (Call 03/01/30)	35	31,326
4.70%, 03/01/49 (Call 09/01/48)	40	39,705
Danaher Corp., 2.80%, 12/10/51 (Call 06/10/51)	25	18,789
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	50	45,835
3.25%, 11/15/39 (Call 05/15/39)	75	64,755
Koninklijke Philips NV, 6.88%, 03/11/38	25	29,708
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	50	43,359
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	50	40,939
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	50	46,709
4.63%, 03/15/46 (Call 09/15/45)	50	49,679
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	75	64,094
4.10%, 08/15/47 (Call 02/15/47)	25	24,139
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	50	42,923
		712,649
Health Care - Services — 2.3%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)(a)	60	52,532
Anthem Inc.
0.45%, 03/15/23	100	98,342
1.50%, 03/15/26 (Call 02/15/26)	100	92,990
2.55%, 03/15/31 (Call 12/15/30)	100	88,996
3.60%, 03/15/51 (Call 09/15/50)	175	149,856
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	75	56,250
4.13%, 06/15/29 (Call 03/15/29)	135	131,010
5.00%, 03/15/24	100	102,652
5.25%, 06/15/49 (Call 12/15/48)	75	72,264
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	50	48,809
3.85%, 10/01/24 (Call 07/01/24)	75	75,421
3.95%, 08/15/49 (Call 02/15/49)	40	35,413
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	50	45,773
4.70%, 02/01/45 (Call 08/01/44)	40	37,430
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	200	198,851
Universal Health Services Inc., 2.65%, 01/15/32 (Call 10/15/31)(c)	50	41,214
		1,327,803
Holding Companies - Diversified — 0.7%
Ares Capital Corp., 2.15%, 07/15/26 (Call 06/15/26)	160	140,843
Blackstone Private Credit Fund
3.25%, 03/15/27 (Call 02/15/27)(c)	75	66,405
4.70%, 03/24/25(c)	50	48,945
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	50	42,738
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)(a)	125	115,205
		414,136
Home Builders — 0.5%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	100	97,497

Security	Par (000)	Value

Home Builders (continued)
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	$100	$100,324
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	67,195
		265,016
Home Furnishings — 0.1%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)	30	27,029

Household Products & Wares — 0.2%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	50	41,122
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	50	41,991
		83,113
Insurance — 1.7%
Alleghany Corp., 3.25%, 08/15/51 (Call 02/15/51)	25	19,194
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	100	100,274
4.38%, 06/30/50 (Call 12/30/49)	100	95,837
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	45,019
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	50	47,729
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	25	20,733
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)(a)	50	44,580
3.95%, 05/25/51 (Call 11/25/50)	25	20,213
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	20	16,963
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	75	72,950
Corebridge Financial Inc., 4.40%, 04/05/52 (Call 10/05/51)(c)	50	44,888
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	35	34,099
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	50	36,852
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	60	53,678
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	80	72,784
3.60%, 08/19/49 (Call 02/19/49)	25	20,812
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(c)	25	19,134
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	50	45,547
7.00%, 06/15/40	25	29,739
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	25	19,510
5.00%, 04/05/46	35	34,536
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	25	20,251
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	25	20,381
4.50%, 09/15/28 (Call 06/15/28)	50	49,761
		985,464
Internet — 0.8%
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	150	148,170
3.65%, 05/10/51 (Call 11/10/50)	25	19,961
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	60	52,997
5.00%, 02/15/26 (Call 11/15/25)	100	101,740
Netflix Inc., 5.88%, 11/15/28	100	103,773
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	50	41,989
		468,630
Iron & Steel — 0.4%
ArcelorMittal SA, 4.25%, 07/16/29(a)	50	49,029
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	200	191,149
		240,178

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 0.3%
Marriott International Inc./MD, Series EE, 5.75%, 05/01/25 (Call 04/01/25)	$56	$59,030
Sands China Ltd., 3.25%, 08/08/31 (Call 05/08/31)(c)	200	138,612
		197,642
Machinery — 0.7%
CNH Industrial Capital LLC, 1.88%, 01/15/26 (Call 12/15/25)	100	93,104
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)(a)	50	40,897
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	50	43,374
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	110	97,520
3.11%, 02/15/40 (Call 08/15/39)	25	20,326
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	100	100,579
		395,800
Manufacturing — 0.9%
Eaton Corp., 4.15%, 11/02/42	40	37,915
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	197,967
General Electric Co., 6.75%, 03/15/32	108	125,568
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	75	70,030
3.30%, 11/21/24 (Call 08/21/24)	75	74,966
4.00%, 06/14/49 (Call 12/14/48)	35	30,761
		537,207
Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	200	168,361
3.70%, 04/01/51 (Call 10/01/50)	200	146,086
3.85%, 04/01/61 (Call 10/01/60)	50	35,529
3.95%, 06/30/62 (Call 12/30/61)	75	54,097
4.91%, 07/23/25 (Call 04/23/25)(a)	200	204,617
5.38%, 05/01/47 (Call 11/01/46)	35	32,180
6.48%, 10/23/45 (Call 04/23/45)	250	258,249
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	100	96,523
4.00%, 09/15/55 (Call 03/15/55)	85	64,220
5.20%, 09/20/47 (Call 03/20/47)	50	45,677
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	50	50,573
5.58%, 01/25/49 (Call 07/25/48)	60	61,975
Paramount Global
4.38%, 03/15/43	85	71,271
4.75%, 05/15/25 (Call 04/15/25)	89	91,464
4.95%, 01/15/31 (Call 10/15/30)	75	75,082
4.95%, 05/19/50 (Call 11/19/49)	50	45,166
Time Warner Cable LLC, 6.75%, 06/15/39	175	186,011
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	200	208,206
		1,895,287
Mining — 0.6%
Barrick North America Finance LLC, 5.70%, 05/30/41	60	65,551
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	100	96,066
5.40%, 11/14/34 (Call 05/14/34)	25	25,554
5.45%, 03/15/43 (Call 09/15/42)	50	48,953
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	60	60,992
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	25	27,133
		324,249

Security	Par (000)	Value

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28 (Call 10/01/28)	$75	$67,600

Oil & Gas — 2.7%
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	50	49,315
6.25%, 03/15/38	35	38,714
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	25	20,189
5.38%, 07/15/25 (Call 04/15/25)	56	58,525
6.75%, 11/15/39	60	67,666
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	25	22,383
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	50	49,652
5.00%, 06/15/45 (Call 12/15/44)	25	24,916
5.60%, 07/15/41 (Call 01/15/41)(a)	35	36,839
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	100	94,736
4.40%, 03/24/51 (Call 09/24/50)	25	22,732
Hess Corp.
5.60%, 02/15/41	60	61,407
7.30%, 08/15/31	50	58,531
Marathon Oil Corp., 6.60%, 10/01/37	40	45,193
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	100	102,975
6.50%, 03/01/41 (Call 09/01/40)	35	39,620
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)	200	202,283
4.88%, 11/15/44 (Call 05/15/44)	100	100,944
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	150	136,851
Suncor Energy Inc.
3.10%, 05/15/25 (Call 06/30/22)	25	24,638
3.75%, 03/04/51 (Call 09/04/50)	75	63,900
5.95%, 05/15/35	50	54,549
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)	75	65,242
2.85%, 04/15/25 (Call 03/15/25)	49	48,048
3.65%, 12/01/51 (Call 06/01/51)	25	19,782
6.63%, 06/15/37	60	68,319
		1,577,949
Oil & Gas Services — 0.4%
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	35	32,094
4.85%, 11/15/35 (Call 05/15/35)	50	51,031
5.00%, 11/15/45 (Call 05/15/45)(a)	65	63,542
7.45%, 09/15/39	25	30,773
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	25	23,321
3.95%, 12/01/42 (Call 06/01/42)	25	19,713
		220,474
Packaging & Containers — 0.1%
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)	75	66,043

Pharmaceuticals — 6.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	300	295,881
2.95%, 11/21/26 (Call 09/21/26)	300	291,650
4.05%, 11/21/39 (Call 05/21/39)	100	92,950

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.25%, 11/21/49 (Call 05/21/49)	$175	$164,940
4.50%, 05/14/35 (Call 11/14/34)	150	151,917
4.70%, 05/14/45 (Call 11/14/44)	150	148,768
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	50	44,302
4.30%, 12/15/47 (Call 06/15/47)	25	23,181
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	75	62,176
3.36%, 06/06/24 (Call 04/06/24)	91	91,166
3.79%, 05/20/50 (Call 11/20/49)	50	42,796
4.67%, 06/06/47 (Call 12/06/46)	25	24,405
Cardinal Health Inc., 4.37%, 06/15/47 (Call 12/15/46)	25	22,245
Cigna Corp.
3.40%, 03/15/51 (Call 09/15/50)	100	79,733
4.13%, 11/15/25 (Call 09/15/25)	200	203,460
4.38%, 10/15/28 (Call 07/15/28)	200	203,346
4.80%, 07/15/46 (Call 01/16/46)	135	133,973
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	150	126,283
3.88%, 07/20/25 (Call 04/20/25)	200	202,268
4.30%, 03/25/28 (Call 12/25/27)	117	118,489
4.78%, 03/25/38 (Call 09/25/37)	200	199,916
5.05%, 03/25/48 (Call 09/25/47)(a)	250	254,567
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	40	35,099
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)	200	203,024
5.00%, 11/26/28 (Call 08/26/28)	200	209,564
Viatris Inc.
2.70%, 06/22/30 (Call 03/22/30)	100	84,069
4.00%, 06/22/50 (Call 12/22/49)	75	55,787
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	50	43,131
4.70%, 02/01/43 (Call 08/01/42)	50	50,787
		3,659,873
Pipelines — 7.2%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	50	44,420
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	50	41,262
5.88%, 03/31/25 (Call 10/02/24)	100	104,073
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	100	83,869
4.00%, 11/15/49 (Call 05/15/49)	75	66,219
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	170	158,552
4.15%, 09/15/29 (Call 06/15/29)	25	23,844
5.00%, 05/15/44 (Call 11/15/43)	25	22,100
5.00%, 05/15/50 (Call 11/15/49)	150	134,942
5.15%, 03/15/45 (Call 09/15/44)	135	122,208
5.50%, 06/01/27 (Call 03/01/27)	100	103,898
5.88%, 01/15/24 (Call 10/15/23)	150	154,490
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	100	91,525
3.20%, 02/15/52 (Call 08/15/51)	60	45,257
3.75%, 02/15/25 (Call 11/15/24)	150	150,724
3.95%, 01/31/60 (Call 07/31/59)	50	41,511
4.20%, 01/31/50 (Call 07/31/49)	50	44,281
4.25%, 02/15/48 (Call 08/15/47)	50	45,165
4.45%, 02/15/43 (Call 08/15/42)	75	68,864
4.85%, 03/15/44 (Call 09/15/43)	50	48,440
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	75	85,360

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)(a)	$75	$58,598
4.30%, 06/01/25 (Call 03/01/25)	150	152,011
5.55%, 06/01/45 (Call 12/01/44)	75	76,123
7.75%, 01/15/32	75	90,754
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	50	41,764
4.25%, 09/15/46 (Call 03/15/46)	25	21,818
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	50	43,458
4.50%, 04/15/38 (Call 10/15/37)	75	69,246
4.88%, 12/01/24 (Call 09/01/24)	200	204,528
5.50%, 02/15/49 (Call 08/15/48)	100	99,890
ONEOK Inc.
5.20%, 07/15/48 (Call 01/15/48)	100	94,593
5.85%, 01/15/26 (Call 12/15/25)	50	52,689
6.35%, 01/15/31 (Call 10/15/30)	50	54,561
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	75	69,251
4.90%, 02/15/45 (Call 08/15/44)	25	21,662
5.15%, 06/01/42 (Call 12/01/41)	25	22,101
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (Call 11/15/29)	110	109,870
5.63%, 03/01/25 (Call 12/01/24)	100	104,092
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	200	204,376
Targa Resources Corp., 4.20%, 02/01/33 (Call 11/01/32)	25	23,772
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	100	94,786
2.50%, 10/12/31 (Call 07/12/31)	100	86,409
4.25%, 05/15/28 (Call 02/15/28)	100	100,666
5.10%, 03/15/49 (Call 09/15/48)	45	47,184
7.63%, 01/15/39	75	97,039
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	100	86,693
4.55%, 06/24/24 (Call 03/24/24)	200	203,353
5.10%, 09/15/45 (Call 03/15/45)	135	131,287
		4,143,578
Real Estate Investment Trusts — 4.0%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	100	82,407
4.00%, 02/01/50 (Call 08/01/49)	40	34,674
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	60	43,215
3.80%, 08/15/29 (Call 05/15/29)	200	189,248
5.00%, 02/15/24	200	205,453
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	200	177,717
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	75	61,872
Crown Castle International Corp.
2.90%, 04/01/41 (Call 10/01/40)	85	63,988
3.20%, 09/01/24 (Call 07/01/24)	200	198,431
3.80%, 02/15/28 (Call 11/15/27)	200	194,632
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	150	146,017
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	150	126,106
2.95%, 09/15/51 (Call 03/15/51)	25	17,895
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	25	22,977
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	50	49,735

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.38%, 04/15/26 (Call 01/15/26)	$60	$60,672
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	150	147,344
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	85	75,807
3.00%, 01/15/30 (Call 10/15/29)	50	45,755
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	50	44,449
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	50	39,799
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	100	101,899
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	100	88,016
4.95%, 09/01/48 (Call 03/01/48)	25	25,134
Weyerhaeuser Co., 7.38%, 03/15/32	50	60,342
		2,303,584
Retail — 2.7%
AutoZone Inc., 3.13%, 07/15/23 (Call 04/15/23)	100	100,321
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	40	32,897
Dick's Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	25	17,639
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	100	93,516
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	100	101,077
Lowe's Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	100	83,000
2.50%, 04/15/26 (Call 01/15/26)	200	192,781
3.70%, 04/15/46 (Call 10/15/45)	160	135,578
McDonald's Corp.
3.60%, 07/01/30 (Call 04/01/30)	100	97,231
3.63%, 09/01/49 (Call 03/01/49)	150	129,167
3.70%, 01/30/26 (Call 10/30/25)	100	101,123
4.88%, 12/09/45 (Call 06/09/45)	50	51,502
O'Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	100	97,191
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	50	44,009
3.00%, 02/14/32 (Call 11/14/31)	70	62,802
3.50%, 11/15/50 (Call 05/15/50)	100	81,317
3.80%, 08/15/25 (Call 06/15/25)	100	101,296
Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (Call 05/18/44)	60	55,626
		1,578,073
Semiconductors — 2.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	250	245,917
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	250	208,079
3.14%, 11/15/35 (Call 08/15/35)(c)	250	203,894
3.42%, 04/15/33 (Call 01/15/33)(c)	150	129,805
3.50%, 02/15/41 (Call 08/15/40)(c)	110	87,243
4.00%, 04/15/29 (Call 02/15/29)(c)	25	23,883
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	50	43,421
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	100	99,765
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	20	15,050
4.66%, 02/15/30 (Call 11/15/29)	60	59,811
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 05/11/41 (Call 11/11/40)	25	19,875
3.25%, 11/30/51	35	25,024
3.88%, 06/18/26	100	98,750
4.30%, 06/18/29	75	73,806
		1,334,323

Security	Par (000)	Value

Software — 4.4%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	$50	$37,022
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	50	42,660
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	50	43,180
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	50	50,243
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	30,591
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	150	136,071
3.10%, 03/01/41 (Call 09/01/40)	25	19,427
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	200	197,238
3.50%, 07/01/29 (Call 04/01/29)	120	112,596
4.40%, 07/01/49 (Call 01/01/49)	35	31,662
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	100	91,177
2.50%, 04/01/25 (Call 03/01/25)	300	289,251
2.88%, 03/25/31 (Call 12/25/30)	300	255,787
3.40%, 07/08/24 (Call 04/08/24)	200	199,812
3.65%, 03/25/41 (Call 09/25/40)	350	274,752
3.95%, 03/25/51 (Call 09/25/50)	325	250,081
4.10%, 03/25/61 (Call 09/25/60)	100	74,973
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	100	91,887
1.75%, 02/15/31 (Call 11/15/30)	50	40,623
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	50	40,670
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	200	196,885
		2,506,588
Telecommunications — 9.7%
AT&T Inc.
0.90%, 03/25/24 (Call 06/27/22)	200	192,569
2.30%, 06/01/27 (Call 04/01/27)	200	186,926
2.75%, 06/01/31 (Call 03/01/31)(a)	150	134,760
3.50%, 06/01/41 (Call 12/01/40)	150	126,569
3.50%, 09/15/53 (Call 03/15/53)	325	261,836
3.65%, 06/01/51 (Call 12/01/50)	150	124,950
3.65%, 09/15/59 (Call 03/15/59)	300	239,530
4.50%, 05/15/35 (Call 11/15/34)	200	199,847
4.50%, 03/09/48 (Call 09/09/47)	50	47,945
Bell Telephone Co. of Canada or Bell Canada (The), Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	80	67,976
British Telecommunications PLC, 9.63%, 12/15/30	75	97,379
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	35	30,657
5.45%, 11/15/79 (Call 05/19/79)	25	24,410
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	50	63,670
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	100	100,311
5.60%, 06/01/32 (Call 03/01/32)	100	103,267
Orange SA
5.38%, 01/13/42	25	26,694
9.00%, 03/01/31	100	133,218
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	100	99,775
3.70%, 11/15/49 (Call 05/15/49)	50	40,607
5.00%, 03/15/44 (Call 09/15/43)	100	98,143
Telefonica Emisiones SA
4.67%, 03/06/38	150	139,312
7.00%, 06/20/36	50	58,719
Telefonica Europe BV, 8.25%, 09/15/30	50	62,279
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	50	49,622

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	$150	$130,220
3.00%, 02/15/41 (Call 08/15/40)	125	98,059
3.30%, 02/15/51 (Call 08/15/50)	125	96,558
3.50%, 04/15/25 (Call 03/15/25)	200	198,685
3.60%, 11/15/60 (Call 05/15/60)	75	57,792
3.75%, 04/15/27 (Call 02/15/27)	200	197,727
4.50%, 04/15/50 (Call 10/15/49)	25	23,290
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	200	185,949
1.68%, 10/30/30 (Call 07/30/30)	275	228,521
2.55%, 03/21/31 (Call 12/21/30)	275	243,496
2.99%, 10/30/56 (Call 04/30/56)	100	74,081
3.40%, 03/22/41 (Call 09/22/40)	225	193,678
3.55%, 03/22/51 (Call 09/22/50)	250	211,000
3.70%, 03/22/61 (Call 09/22/60)	150	125,367
4.33%, 09/21/28	350	354,543
4.86%, 08/21/46	50	52,083
Vodafone Group PLC
4.38%, 05/30/28	150	152,969
5.25%, 05/30/48	150	150,179
6.15%, 02/27/37	75	84,552
		5,569,720
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	50	48,962

Transportation — 1.6%
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	60	52,530
3.10%, 12/02/51 (Call 06/02/51)	25	19,542
6.13%, 09/15/2115 (Call 03/15/2115)	40	44,885
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	215	152,696
3.35%, 11/01/25 (Call 08/01/25)	50	49,980
4.25%, 03/15/29 (Call 12/15/28)	75	76,374
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	200	186,822
3.25%, 05/15/41 (Call 11/15/40)	50	40,943
4.75%, 11/15/45 (Call 05/15/45)	150	143,286
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	25	20,489

Security	Par/ Shares (000)	Value

Transportation (continued)
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	$135	$105,164
3.16%, 05/15/55 (Call 11/15/54)	50	38,547
		931,258
Trucking & Leasing — 0.0%
GATX Corp., 3.10%, 06/01/51 (Call 12/01/50)	25	18,096

Water — 0.1%
Essential Utilities Inc., 3.35%, 04/15/50 (Call 10/15/49)	35	27,387

Total Corporate Bonds & Notes — 96.6%
(Cost: $63,280,656)		55,634,567

Short-Term Securities

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	2,559	2,558,951
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	1,890	1,890,000
		4,448,951
Total Short-Term Securities — 7.7%
(Cost: $4,448,435)		4,448,951

Total Investments in Securities — 104.3%
(Cost: $67,729,091)		60,083,518

Liabilities in Excess of Other Assets — (4.3)%		(2,453,828)

Net Assets — 100.0%		$57,629,690

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,635,476	$—	$(1,075,110	)(a)	$(2,192)	$777	$2,558,951	2,559	$1,483	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,810,000	—	(920,000	)(a)	—	—	1,890,000	1,890	2,127		—
					$(2,192)	$777	$4,448,951		$3,610		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$55,634,567	$—	$55,634,567
Money Market Funds	4,448,951	—	—	4,448,951
	$4,448,951	$55,634,567	$—	$60,083,518

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate